Transamerica Long Credit

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.9%
JG Wentworth XLIII LLC
Series 2019-1A, Class A,
3.82%, 08/17/2071 (A)	$ 3,649,380	$ 3,298,483
JG Wentworth XXXVIII LLC
Series 2017-1A, Class A,
3.99%, 08/16/2060 (A)	1,330,649	1,223,967

Total Asset-Backed Securities (Cost $4,501,617)		4,522,450

CORPORATE DEBT SECURITIES - 83.4%
Aerospace & Defense - 2.3%
Boeing Co.
3.83%, 03/01/2059	6,034,000	4,299,296
5.93%, 05/01/2060	2,328,000	2,321,478
HEICO Corp.
5.35%, 08/01/2033	792,000	803,943
RTX Corp.
4.15%, 05/15/2045	1,967,000	1,690,317
4.63%, 11/16/2048	3,036,000	2,763,594

		11,878,628

Automobile Components - 0.5%
Aptiv PLC/Aptiv Corp.
4.15%, 05/01/2052	1,675,000	1,332,667
Lear Corp.
3.55%, 01/15/2052	2,023,000	1,382,154

		2,714,821

Automobiles - 1.5%
Ford Motor Co.
4.75%, 01/15/2043	2,193,000	1,801,738
Geely Automobile Holdings Ltd.
Fixed until 12/09/2024 (B), 4.00% (C) (D)	353,000	345,234
General Motors Co.
6.25%, 10/02/2043	2,783,000	2,849,737
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (A) (E)	2,712,000	2,910,391

		7,907,100

Banks - 9.6%
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (C), 03/11/2032	6,075,000	5,151,941
Fixed until 03/20/2050, 4.08% (C), 03/20/2051	3,044,000	2,548,468
Fixed until 04/25/2033, 5.29% (C), 04/25/2034	3,056,000	3,071,475
BPCE SA
Fixed until 10/19/2041, 3.58% (C), 10/19/2042 (A)	771,000	549,661
Fixed until 07/19/2032, 5.75% (C), 07/19/2033 (A)	1,642,000	1,654,310
Citigroup, Inc.
Fixed until 01/24/2038, 3.88% (C), 01/24/2039	5,143,000	4,457,266
Deutsche Bank AG
Fixed until 11/10/2032, 7.08% (C), 02/10/2034	677,000	690,188

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	$ 3,133,000	$ 2,619,831
6.75%, 10/01/2037	2,292,000	2,545,876
Intesa Sanpaolo SpA
Fixed until 06/20/2053, 7.78% (C), 06/20/2054 (A)	1,546,000	1,582,012
JPMorgan Chase & Co.
Fixed until 04/22/2040, 3.11% (C), 04/22/2041	7,129,000	5,555,490
Fixed until 06/01/2033, 5.35% (C), 06/01/2034	2,023,000	2,056,152
Morgan Stanley
3.97% (C), 07/22/2038	1,918,000	1,679,777
Fixed until 04/22/2038, 4.46% (C), 04/22/2039	2,545,000	2,351,912
Fixed until 07/21/2033, 5.42% (C), 07/21/2034	529,000	535,728
Fixed until 10/18/2032, 6.34% (C), 10/18/2033	529,000	570,150
PNC Financial Services Group, Inc.
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	964,000	1,006,976
Societe Generale SA
7.37%, 01/10/2053 (A)	1,478,000	1,564,683
Truist Financial Corp.
Fixed until 06/08/2033, 5.87% (C), 06/08/2034	1,664,000	1,702,381
UBS Group AG
Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (A)	1,744,000	1,855,161
US Bancorp
Fixed until 06/10/2033, 5.84% (C), 06/12/2034	738,000	760,739
Wells Fargo & Co.
4.75%, 12/07/2046	4,697,000	4,186,984
Wells Fargo Bank NA
5.95%, 08/26/2036	681,000	708,208

		49,405,369

Beverages - 2.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	8,244,000	7,467,102
Constellation Brands, Inc.
5.25%, 11/15/2048	1,906,000	1,866,790
Pernod Ricard SA
5.50%, 01/15/2042 (A)	1,302,000	1,352,800

		10,686,692

Biotechnology - 1.0%
Amgen, Inc.
5.75%, 03/02/2063	2,328,000	2,398,668
CSL Finance PLC
4.95%, 04/27/2062 (A)	1,519,000	1,418,926
Gilead Sciences, Inc.
4.15%, 03/01/2047	1,417,000	1,224,745

		5,042,339

Broadline Retail - 0.1%
Prosus NV
4.03%, 08/03/2050 (D)	1,177,000	751,646

Transamerica Funds	Page 1

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 2.1%
Carrier Global Corp.
6.20%, 03/15/2054 (A)	$ 2,224,000	$ 2,514,612
Home Depot, Inc.
4.25%, 04/01/2046	4,193,000	3,750,545
Lowe’s Cos., Inc.
3.00%, 10/15/2050	2,124,000	1,444,205
4.25%, 04/01/2052	2,023,000	1,699,745
Owens Corning
4.30%, 07/15/2047	1,351,000	1,160,592

		10,569,699

Capital Markets - 0.9%
Blackstone Holdings Finance Co. LLC
3.20%, 01/30/2052 (A)	2,167,000	1,501,069
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (C), 05/19/2034	1,700,000	1,759,606
FMR LLC
6.50%, 12/14/2040 (A)	1,417,000	1,523,608

		4,784,283

Chemicals - 2.3%
FMC Corp.
6.38%, 05/18/2053 (E)	1,810,000	1,840,550
LYB International Finance BV
4.88%, 03/15/2044	1,279,000	1,171,500
Nutrien Ltd.
5.00%, 04/01/2049	3,348,000	3,138,065
OCP SA
6.88%, 04/25/2044 (D)	471,000	433,499
Orbia Advance Corp. SAB de CV
5.88%, 09/17/2044 (D)	3,094,000	2,756,509
Westlake Corp.
4.38%, 11/15/2047	2,740,000	2,284,352

		11,624,475

Commercial Services & Supplies - 2.0%
Ashtead Capital, Inc.
5.80%, 04/15/2034 (A)	468,000	470,792
General Electric Co.
4.13%, 10/09/2042 (E)	1,635,000	1,394,152
4.50%, 03/11/2044	1,078,000	997,884
GXO Logistics, Inc.
2.65%, 07/15/2031	2,086,000	1,721,568
Siemens Financieringsmaatschappij NV
2.88%, 03/11/2041 (A)	1,419,000	1,095,848
4.40%, 05/27/2045 (A)	821,000	759,498
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	2,143,000	1,739,529
Waste Management, Inc.
2.50%, 11/15/2050	3,375,000	2,173,120

		10,352,391

Communications Equipment - 0.3%
Corning, Inc.
4.38%, 11/15/2057	1,902,000	1,655,002

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.5%
GCC SAB de CV
3.61%, 04/20/2032 (A)	$ 471,000	$ 402,116
Holcim Finance US LLC
4.75%, 09/22/2046 (A)	2,177,000	1,964,573

		2,366,689

Consumer Staples Distribution & Retail - 0.7%
7-Eleven, Inc.
2.50%, 02/10/2041 (A)	3,262,000	2,256,285
Sysco Corp.
3.30%, 02/15/2050	1,902,000	1,390,918

		3,647,203

Diversified REITs - 0.2%
Prologis LP
4.38%, 09/15/2048	1,410,000	1,236,757

Diversified Telecommunication Services - 3.9%
AT&T, Inc.
3.50%, 09/15/2053	5,548,000	3,956,370
3.55%, 09/15/2055	7,176,000	5,090,898
PLDT, Inc.
3.45%, 06/23/2050 (D)	412,000	290,671
Telefonica Emisiones SA
7.05%, 06/20/2036	3,851,000	4,342,761
Verizon Communications, Inc.
2.99%, 10/30/2056	1,263,000	822,200
3.70%, 03/22/2061	7,589,000	5,641,640

		20,144,540

Electric Utilities - 9.9%
Appalachian Power Co.
4.45%, 06/01/2045	2,832,000	2,369,738
Berkshire Hathaway Energy Co.
4.50%, 02/01/2045	1,872,000	1,717,970
Black Hills Corp.
4.20%, 09/15/2046	4,201,000	3,323,613
Comision Federal de Electricidad
4.68%, 02/09/2051 (D)	295,000	203,148
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/2057	5,663,000	4,523,250
Dominion Energy South Carolina, Inc.
6.05%, 01/15/2038	2,495,000	2,687,704
DTE Electric Co.
4.05%, 05/15/2048	1,910,000	1,599,735
Duke Energy Florida LLC
6.35%, 09/15/2037	3,592,000	3,971,714
Electricite de France SA
5.00%, 09/21/2048 (A)	1,795,000	1,628,540
Entergy Arkansas LLC
4.20%, 04/01/2049	3,348,000	2,838,919
Evergy Metro, Inc.
4.20%, 03/15/2048	2,832,000	2,362,034
FirstEnergy Corp.
5.10%, 07/15/2047	95,000	85,089
Northern States Power Co.
4.00%, 08/15/2045	2,290,000	1,905,187
Pacific Gas & Electric Co.
3.50%, 08/01/2050	1,700,000	1,185,908
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/2054	57,000	56,638
Potomac Electric Power Co.
7.90%, 12/15/2038	3,347,000	4,296,866
Public Service Electric & Gas Co.
4.05%, 05/01/2048	2,832,000	2,427,292

Transamerica Funds	Page 2

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southern California Edison Co.
4.65%, 10/01/2043	$ 2,408,000	$ 2,183,831
Southern Co.
4.40%, 07/01/2046	2,495,000	2,186,752
Texas Electric Market Stabilization Funding N LLC
5.17%, 02/01/2052 (A)	1,025,000	1,022,273
Union Electric Co.
3.90%, 09/15/2042	3,807,000	3,187,793
Virginia Electric & Power Co.
8.88%, 11/15/2038	3,846,000	5,248,530

		51,012,524

Electrical Equipment - 0.3%
Emerson Electric Co.
2.75%, 10/15/2050	2,024,000	1,347,145

Electronic Equipment, Instruments & Components - 0.3%
AAC Technologies Holdings, Inc.
3.75%, 06/02/2031 (D)	654,000	512,889
Cisco Systems, Inc.
5.90%, 02/15/2039	989,000	1,093,559

		1,606,448

Energy Equipment & Services - 0.5%
Halliburton Co.
5.00%, 11/15/2045	2,748,000	2,647,365

Food Products - 0.6%
Cargill, Inc.
6.63%, 09/15/2037 (A)	2,398,000	2,709,408
J M Smucker Co.
6.50%, 11/15/2043	519,000	577,334

		3,286,742

Ground Transportation - 1.3%
Burlington Northern Santa Fe LLC
4.70%, 09/01/2045	3,746,000	3,578,225
Norfolk Southern Corp.
4.65%, 01/15/2046	1,975,000	1,815,415
Union Pacific Corp.
2.97%, 09/16/2062	1,660,000	1,081,357

		6,474,997

Health Care Equipment & Supplies - 1.5%
Alcon Finance Corp.
3.80%, 09/23/2049 (A)	2,523,000	2,004,923
5.75%, 12/06/2052 (A)	1,270,000	1,344,326
Boston Scientific Corp.
4.70%, 03/01/2049	1,443,000	1,360,650
Danaher Corp.
2.60%, 10/01/2050	1,012,000	661,841
Stryker Corp.
4.63%, 03/15/2046	2,274,000	2,152,675

		7,524,415

Health Care Providers & Services - 4.0%
Cigna Group
3.40%, 03/15/2051	2,166,000	1,571,791
3.88%, 10/15/2047	3,298,000	2,643,890
CVS Health Corp.
5.30%, 12/05/2043	3,449,000	3,329,954
5.88%, 06/01/2053	1,908,000	1,958,372
Elevance Health, Inc.
5.13%, 02/15/2053	2,548,000	2,495,013

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA, Inc.
4.63%, 03/15/2052	$ 4,848,000	$ 4,107,481
UnitedHealth Group, Inc.
5.20%, 04/15/2063	4,307,000	4,313,424
6.05%, 02/15/2063	81,000	92,311

		20,512,236

Hotels, Restaurants & Leisure - 1.7%
McDonald’s Corp.
3.63%, 09/01/2049	1,819,000	1,423,887
Starbucks Corp.
4.50%, 11/15/2048	1,896,000	1,700,759
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	6,057,000	5,357,329

		8,481,975

Insurance - 2.1%
Alleghany Corp.
3.25%, 08/15/2051	1,471,000	1,095,377
4.90%, 09/15/2044	1,520,000	1,469,179
American International Group, Inc.
4.80%, 07/10/2045	1,269,000	1,207,661
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	1,988,000	1,635,398
Equitable Holdings, Inc.
5.00%, 04/20/2048 (E)	1,823,000	1,707,163
Global Atlantic Finance Co.
7.95%, 06/15/2033 (A)	1,758,000	1,951,431
High Street Funding Trust II
4.68%, 02/15/2048 (A)	1,831,000	1,522,096

		10,588,305

Interactive Media & Services - 0.5%
Meta Platforms, Inc.
4.45%, 08/15/2052	1,896,000	1,701,014
5.75%, 05/15/2063	943,000	1,019,740

		2,720,754

Internet & Catalog Retail - 0.8%
Alibaba Group Holding Ltd.
2.70%, 02/09/2041	200,000	137,689
4.20%, 12/06/2047	1,221,000	994,186
Amazon.com, Inc.
4.05%, 08/22/2047	2,696,000	2,399,997
JD.com, Inc.
4.13%, 01/14/2050	935,000	724,232

		4,256,104

Media - 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	6,399,000	6,143,211
Comcast Corp.
2.89%, 11/01/2051	1,589,000	1,052,591
2.94%, 11/01/2056	1,057,000	681,957
4.00%, 11/01/2049	3,105,000	2,556,809
6.50%, 11/15/2035	315,000	356,301
Fox Corp.
5.58%, 01/25/2049	2,539,000	2,434,042
Paramount Global
4.95%, 05/19/2050	1,114,000	883,513

		14,108,424

Transamerica Funds	Page 3

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	$ 1,493,000	$ 1,430,284
Glencore Finance Canada Ltd.
6.90%, 11/15/2037 (A)	1,078,000	1,204,349
Newmont Corp.
6.25%, 10/01/2039	1,747,000	1,922,745
Nucor Corp.
2.98%, 12/15/2055	1,515,000	1,011,252

		5,568,630

Oil, Gas & Consumable Fuels - 10.9%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (D)	858,000	761,475
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,539,000	2,409,098
Cameron LNG LLC
3.70%, 01/15/2039 (A)	1,462,000	1,245,090
Devon Energy Corp.
5.00%, 06/15/2045	1,519,000	1,348,783
Diamondback Energy, Inc.
4.40%, 03/24/2051	1,360,000	1,117,333
Energy Transfer LP
5.00%, 05/15/2050	1,417,000	1,259,262
7.50%, 07/01/2038	3,746,000	4,355,779
Enterprise Products Operating LLC
4.90%, 05/15/2046	3,032,000	2,893,497
Equinor ASA
5.10%, 08/17/2040	2,330,000	2,363,896
Hess Corp.
5.60%, 02/15/2041	1,537,000	1,614,852
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (D)	1,361,000	1,252,245
Kinder Morgan Energy Partners LP
6.55%, 09/15/2040	3,746,000	3,978,707
Magellan Midstream Partners LP
4.25%, 09/15/2046	1,724,000	1,389,585
MPLX LP
5.50%, 02/15/2049	1,214,000	1,167,539
Occidental Petroleum Corp.
6.60%, 03/15/2046	2,166,000	2,337,222
ONEOK Partners LP
6.20%, 09/15/2043	1,807,000	1,887,461
ONEOK, Inc.
5.20%, 07/15/2048	1,519,000	1,400,134
Ovintiv, Inc.
7.10%, 07/15/2053	1,344,000	1,493,429
Pertamina Persero PT
6.45%, 05/30/2044 (A)	1,429,000	1,507,868
Petroleos del Peru SA
5.63%, 06/19/2047 (D)	1,968,000	1,255,493
Petroleos Mexicanos
6.95%, 01/28/2060	589,000	377,624
7.69%, 01/23/2050	2,185,000	1,527,435
Petronas Capital Ltd.
4.55%, 04/21/2050 (A)	463,000	409,248
Shell International Finance BV
3.75%, 09/12/2046	3,869,000	3,165,092
Spectra Energy Partners LP
4.50%, 03/15/2045	2,832,000	2,430,742
Suncor Energy, Inc.
6.50%, 06/15/2038	3,121,000	3,358,127
Teck Resources Ltd.
6.00%, 08/15/2040	1,386,000	1,404,885
TransCanada PipeLines Ltd.
5.00%, 10/16/2043	2,228,000	2,048,682

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP
5.30%, 03/01/2048	$ 2,023,000	$ 1,773,875
Williams Cos., Inc.
5.40%, 03/04/2044	2,495,000	2,404,035

		55,938,493

Personal Care Products - 0.6%
Kenvue, Inc.
5.10%, 03/22/2043	3,036,000	3,105,619

Pharmaceuticals - 3.7%
AbbVie, Inc.
4.25%, 11/21/2049	2,337,000	2,049,621
4.70%, 05/14/2045	4,547,000	4,306,024
Bristol-Myers Squibb Co.
6.40%, 11/15/2063	1,299,000	1,490,018
Johnson & Johnson
3.75%, 03/03/2047	1,351,000	1,155,560
Merck & Co., Inc.
3.70%, 02/10/2045	2,446,000	2,043,413
5.00%, 05/17/2053 (E)	1,782,000	1,783,611
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	1,788,000	1,785,621
Pfizer, Inc.
4.20%, 09/15/2048	3,779,000	3,333,112
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/2050	1,353,000	956,989

		18,903,969

Professional Services - 1.1%
Equifax, Inc.
7.00%, 07/01/2037	3,179,000	3,576,353
Moody’s Corp.
3.25%, 05/20/2050	2,886,000	2,087,523

		5,663,876

Residential REITs - 0.4%
American Homes 4 Rent LP
4.30%, 04/15/2052	2,509,000	2,028,726

Retail REITs - 1.1%
Kimco Realty OP LLC
3.70%, 10/01/2049	3,654,000	2,674,971
Simon Property Group LP
3.25%, 09/13/2049	964,000	697,410
5.85%, 03/08/2053	1,929,000	2,048,316

		5,420,697

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc.
4.39%, 06/01/2052	2,413,000	2,210,077
Broadcom, Inc.
3.50%, 02/15/2041 (A)	1,692,000	1,347,816
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A) (E)	708,000	728,259
Intel Corp.
4.10%, 05/11/2047	1,519,000	1,302,909
5.90%, 02/10/2063	1,519,000	1,645,578
KLA Corp.
5.00%, 03/15/2049	1,273,000	1,247,602
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041 - 11/30/2051	1,475,000	1,064,144
QUALCOMM, Inc.
4.30%, 05/20/2047	3,535,000	3,191,718

Transamerica Funds	Page 4

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.
4.15%, 05/15/2048	$ 1,284,000	$ 1,131,835
5.05%, 05/18/2063	1,570,000	1,564,341

		15,434,279

Software - 3.1%
Fiserv, Inc.
4.40%, 07/01/2049	1,558,000	1,354,170
Intuit, Inc.
5.50%, 09/15/2053	1,438,000	1,529,607
Microsoft Corp.
2.92%, 03/17/2052	3,212,000	2,303,727
Oracle Corp.
3.65%, 03/25/2041	2,328,000	1,847,828
6.90%, 11/09/2052	7,555,000	8,847,336

		15,882,668

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
3.45%, 02/09/2045	2,150,000	1,770,991

Tobacco - 0.8%
BAT Capital Corp.
4.76%, 09/06/2049	2,147,000	1,687,790
7.08%, 08/02/2053	2,117,000	2,243,821

		3,931,611

Wireless Telecommunication Services - 1.1%
Axiata Spv5 Labuan Ltd.
3.06%, 08/19/2050 (D)	648,000	435,004
T-Mobile USA, Inc.
3.30%, 02/15/2051	656,000	466,908
4.50%, 04/15/2050	2,265,000	1,978,799
5.65%, 01/15/2053	2,435,000	2,509,971

		5,390,682

Total Corporate Debt Securities (Cost $408,858,625)		428,375,309

FOREIGN GOVERNMENT OBLIGATIONS - 2.3%
Chile - 0.3%
Chile Government International Bonds
4.00%, 01/31/2052 (E)	2,029,000	1,618,371

Colombia - 0.2%
Colombia Government International Bonds
3.13%, 04/15/2031	353,000	282,402
5.00%, 06/15/2045	1,084,000	790,166

		1,072,568

Cote d’Ivoire - 0.3%
Ivory Coast Government International Bonds
6.13%, 06/15/2033 (A)	1,405,000	1,263,320

Dominican Republic - 0.2%
Dominican Republic International Bonds
6.85%, 01/27/2045 (D)	1,274,000	1,242,705

Guatemala - 0.2%
Guatemala Government Bonds
6.13%, 06/01/2050 (D)	1,125,000	1,017,973

Indonesia - 0.2%
Indonesia Government International Bonds
5.13%, 01/15/2045 (A)	825,000	809,550

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.1%
Mexico Government International Bonds
4.60%, 02/10/2048	$ 766,000	$ 616,984

Panama - 0.2%
Panama Government International Bonds
4.50%, 04/01/2056	1,184,000	755,767

Peru - 0.1%
Peru Government International Bonds
5.63%, 11/18/2050	612,000	618,063

Qatar - 0.1%
Qatar Government International Bonds
5.10%, 04/23/2048 (A)	501,000	484,914

Republic of South Africa - 0.1%
Republic of South Africa Government International Bonds
6.25%, 03/08/2041	648,000	545,843

Saudi Arabia - 0.1%
Saudi Government International Bonds
5.25%, 01/16/2050 (A)	589,000	550,458

Uzbekistan - 0.2%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (D)	1,354,000	1,097,336

Total Foreign Government Obligations (Cost $11,209,552)		11,693,852

MUNICIPAL GOVERNMENT OBLIGATION - 0.2%
New York - 0.2%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	880,000	993,010

Total Municipal Government Obligation (Cost $983,593)		993,010

U.S. GOVERNMENT OBLIGATIONS - 11.7%
U.S. Treasury - 11.7%
U.S. Treasury Bonds
1.25%, 05/15/2050	41,890,000	21,771,346
3.63%, 02/15/2053 - 05/15/2053	538,000	482,479
4.13%, 08/15/2053	853,000	837,406
4.25%, 05/15/2039	4,029,000	4,086,445
4.75%, 11/15/2053	12,279,000	13,382,191
U.S. Treasury Notes
3.75%, 12/31/2030	3,100,000	3,066,578
4.38%, 11/30/2028	2,498,000	2,551,278
4.50%, 11/15/2033	7,797,000	8,132,027
4.75%, 11/15/2043	5,762,000	6,087,013

Total U.S. Government Obligations (Cost $59,626,911)		60,396,763

Transamerica Funds	Page 5

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (F)	7,165,215	$ 7,165,215

Total Other Investment Company (Cost $7,165,215)		7,165,215

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 2.50% (F), dated 01/31/2024, to be repurchased at $9,805,329 on 02/01/2024. Collateralized by a U.S. Government Obligation, 1.88%, due 06/30/2026, and with a value of $10,000,819.	$ 9,804,648	9,804,648

Total Repurchase Agreement (Cost $9,804,648)		9,804,648

Total Investments (Cost $502,150,161)		522,951,247
Net Other Assets (Liabilities) - (1.8)%		(9,373,544)

Net Assets - 100.0%		$ 513,577,703

Transamerica Funds	Page 6

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$4,522,450	$—	$4,522,450
Corporate Debt Securities	—	428,375,309	—	428,375,309
Foreign Government Obligations	—	11,693,852	—	11,693,852
Municipal Government Obligation	—	993,010	—	993,010
U.S. Government Obligations	—	60,396,763	—	60,396,763
Other Investment Company	7,165,215	—	—	7,165,215
Repurchase Agreement	—	9,804,648	—	9,804,648

Total Investments	$7,165,215	$515,786,032	$—	$522,951,247

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $51,632,664, representing 10.1% of the Fund’s net assets.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the total value of Regulation S securities is $12,355,827, representing 2.4% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,020,654, collateralized by cash collateral of $7,165,215. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rates disclosed reflect the yields at January 31, 2024.
(G)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 7

Transamerica Long Credit

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Long Credit (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Page 8

Transamerica Long Credit

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 9